Fair Value Measurement (Details) - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 07, 2023	Jun. 30, 2022	Jun. 07, 2023	Jun. 30, 2022
Successor [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of recurring level 3 liabilities at beginning of period	$ 63,851
Total gains and losses during the period included in Other Income (Expense)	(664)
Issuances
Payments
Transfers into level 3
Transfers out of level 3
Balance of recurring level 3 liabilities at end of period	63,187	$ 63,851		$ 63,851
Predecessor [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of recurring level 3 liabilities at beginning of period			$ 1,824	5,174	$ 1,459
Total gains and losses during the period included in Other Income (Expense)			30		395
Issuances
Payments				(5,174)
Transfers into level 3
Transfers out of level 3
Balance of recurring level 3 liabilities at end of period			$ 1,854		$ 1,854
Successor 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance of recurring level 3 liabilities at beginning of period	63,851
Total gains and losses during the period included in Other Income (Expense)	(664)
Issuances
Payments
Transfers into level 3
Transfers out of level 3
Balance of recurring level 3 liabilities at end of period	$ 63,187	$ 63,851		$ 63,851